NONCONTROLLING INTERESTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
NONCONTROLLING INTERESTS.
Summary of the effects of changes in noncontrolling interests

	For the three months ended March 31,
	2017	2016
	(in thousands)
Net loss attributable to Select Energy Services, Inc. and its Predecessor	$(4,172)	$(25,337)
Transfers from noncontrolling interests:
Increase in equity due to transactions with holder of noncontrolling interests	2,495	—
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrolling interests	$(1,677)	$(25,337)

December 31, 2016
(in thousands)
Net loss prior to 144A Offering	$(306,481)
Transfers from noncontrolling interests:
Increase in Predecessor equity due to purchase of noncontrolling interests	707
Change to Predecessor equity from net loss prior to 144A Offering and transfers from noncontrolling interests	$(305,774)